Preferred, Common Shares and Additional Paid in Capital - Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jan. 14, 2019	Jan. 03, 2019	Feb. 02, 2017	Jun. 29, 2018	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 20, 2019	Nov. 29, 2018	Oct. 10, 2018	Aug. 03, 2018	Jul. 06, 2018
Class of Stock [Line Items]
Offering expenses							$ 2,032
Purchase of treasury stock						$ 20,430	$ 3,145
Dividends per share									$ 0.05
Dividends paid						$ 4,804
Preferred Shares
Class of Stock [Line Items]
Preferred Shares - Shares Authorized						25,000,000	25,000,000
Preferred Shares - Par Value						$ 0.01	$ 0.01
Preferred Shares - Shares Issued						0	0
Common Shares
Class of Stock [Line Items]
Common Shares - Shares Authorized						300,000,000	300,000,000
Common Shares - Par Value						$ 0.01	$ 0.01
Stock issued during period, share based compensation						883,700	868,975	1,220,825
Common shares issued								6,310,272
Purchase of treasury stock						$ 29
Shares cancelled						2,940,558
Share Repurchase Program
Class of Stock [Line Items]
Stock repurchase program, authorized amount										$ 50,000
Share Repurchase Program | Open Market Transactions
Class of Stock [Line Items]
Common shares repurchased						1,579,195	341,363
Common shares repurchased, Average price per Share						$ 7.49	$ 9.17
Purchase of treasury stock						$ 11,831	$ 3,131
Shares cancelled		341,363				1,579,195
Share Repurchase Program | Private Transaction
Class of Stock [Line Items]
Common shares repurchased						1,020,000
Common shares repurchased, Average price per Share						$ 8.40
Purchase of treasury stock						$ 8,600
Shares cancelled						1,020,000
Private placement
Class of Stock [Line Items]
Common shares issued			6,310,272
Price per share			$ 8.154
Proceeds from issuance of private placement			$ 50,427
Private placement | Oaktree and its affiliates
Class of Stock [Line Items]
Common shares issued			3,244,292
Secondary offering
Class of Stock [Line Items]
Offering expenses							$ 2,032
Secondary offering | Oaktree Capital Management L.P.
Class of Stock [Line Items]
Common shares issued				5,000,000
Price per share				$ 13.10
OCC vessels | Common Shares
Class of Stock [Line Items]
Shares to acquire vessels							3,304,735
Songa Vessels
Class of Stock [Line Items]
Price per share													$ 13.31
Songa Vessels | Common Shares
Class of Stock [Line Items]
Shares to acquire vessels							13,725,000
Augustea Vessels
Class of Stock [Line Items]
Price per share												$ 14
Augustea Vessels | Common Shares
Class of Stock [Line Items]
Shares to acquire vessels							10,277,335
Shares cancelled					53,978
Augustea Vessels | Common Shares | Initially Issued
Class of Stock [Line Items]
Shares to acquire vessels							10,331,313
Star Bright | Common Shares
Class of Stock [Line Items]
Shares to acquire vessels					291,300
Star Bright | Step 1 Vessels
Class of Stock [Line Items]
Price per share											$ 13.87
Star Marianne and Star Janni | Step 1 Vessels
Class of Stock [Line Items]
Shares to acquire vessels	999,336
Delphin Vessels | Common Shares
Class of Stock [Line Items]
Shares to acquire vessels						4,503,370